Fair Value Measurements: (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 335,234	$ 541,216
Marketable securities fair value total	335,234	541,216
Convertible notes and interest notes fair value level one	1,038,000	0
Convertible notes and interest notes fair value level two		77,164,724
Convertible notes and interest notes fair value total	$ 1,038,000	$ 77,164,724